Retirement Plans	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Retirement Plans	Retirement Plans
Profit-sharing Plan
The Company's profit-sharing plan includes a matching 401(k) portion, in which the Company matches the first 3% of eligible employee contributions. The Company made annual contributions for the discretionary portion in an amount up to 6% of income before income taxes and before contributions to the profit-sharing and pension plans for all participants, limited to the maximum amount deductible for federal income tax purposes, for each of the years shown. In addition, employees were able to make additional tax-deferred contributions. Total expense recorded for the Company match was $0.5 million, $0.6 million and $0.5 million for the years ended December 31, 2024, 2023, and 2022, respectively. The employer discretionary profit sharing contribution made to the 401(k) plan was $0.8 million, $0.6 million, and $1.0 million for plan years 2024, 2023 and 2022, respectively.
Other Plans
On November 7, 2018, the Board of Directors of the Company adopted a supplemental executive retirement plan (SERP), effective on January 1, 2018. The SERP provides select employees who satisfy certain eligibility requirements with certain benefits upon retirement, termination of employment or death.
As of December 31, 2024, the accrued liability under the plan was $1.7 million and the expense was $0.1 million, $0.04 million, and $0.4 million for the years ended December 31, 2024 and 2023, and 2022, respectively, is recognized over the required service period. For the year ended December 31, 2024 a $0.1 million distribution was paid.
Pension
The Company provides a noncontributory defined benefit pension plan for all full-time and eligible employees. Beginning January 1, 2018 and for all retrospective periods presented, the Company adopted the guidance under ASU 2017-07, Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. Under the new guidance, only the service cost component of the net periodic benefit cost is reported in the same income statement line item as salaries and benefits, and the remaining components are reported as other non-interest income. An employer is required to recognize the funded status of a defined benefit postretirement plan as an asset or liability in its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. Under the Company’s funding policy for the defined benefit pension plan, contributions are made to a trust as necessary to provide for current service and for any unfunded accrued actuarial liabilities over a reasonable period. To the extent that these requirements are fully covered by assets in the trust, a contribution might not be made in a particular year. The Company did not elect to make a pension contribution in 2024.
Effective July 1, 2017, the Company amended the pension plan to effectuate a “soft freeze” such that no individual hired (or rehired in the case of a former employee) by the Company after September 30, 2017, whether or not such individual is or was a vested member in the plan, will be eligible to be an active member and be entitled to accrue any benefits under the plan.
Obligations and Funded Status at December 31,

(dollars in thousands)	2024	2023
Change in projected benefit obligation:
Balance, January 1	$30,623	$29,131
Service cost	947	946
Interest cost	1,477	1,428
Actuarial (gain) loss *	(3,147)	49
Benefits paid	(1,113)	(931)
Balance, December 31,	$28,787	$30,623
Change in plan assets:
Fair value, January 1	$36,242	$30,932
Actual return on plan assets	5,348	6,350
Employer contribution	—	—
Expenses paid	(145)	(109)
Benefits paid	(1,113)	(931)
Fair value, December 31,	$40,332	$36,242
Funded status at end of year	$11,544	$5,619
Accumulated benefit obligation	$24,954	$25,897

Amounts recognized in the consolidated balance sheet consist of the following:
(in thousands)	2024	2023
Non-current assets	$11,544	$5,619
Net asset at end of year	$11,544	$5,619
*The actuarial gain in 2024 was primarily driven by the increase in the year-over-year discount rate, which resulted in a gain for the plan.
Components of Net Pension (Income) Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
The following items are components of net pension (income) cost for the years ended December 31, as indicated:

(dollars in thousands)	2024	2023	2022
Service cost - benefits earned during the year	$947	$946	$1,491
Interest costs on projected benefit obligations (a)	1,477	1,428	1,174
Expected return on plan assets (a)	(2,358)	(2,178)	(2,282)
Expected administrative expenses	109	115	118
Amortization of unrecognized net (gain) loss (a)	(690)	(640)	—
Net periodic pension (income) cost	$(515)	$(329)	$501

(a)	The components of net periodic pension (income) cost other than the service cost component are included in other non-interest income.
Net periodic pension benefit costs include interest costs based on an assumed discount rate, the expected return on plan assets based on actuarially derived market-related values, and the amortization of net actuarial losses. Net periodic postretirement benefit costs include service costs, interest costs based on an assumed discount rate, and the amortization of prior service credits and net actuarial gains. Differences between expected and actual results in each year are included in the net actuarial gain or loss amount, which is recognized in other comprehensive income. The net actuarial gain or loss in excess of a 10% corridor is amortized in net periodic benefit cost over the average remaining service period of active participants in the Plans. The prior service credit is amortized over the average remaining service period to full eligibility for participating employees expected to receive benefits.
Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive income (loss) at December 31, 2024 and 2023 are shown below, including amounts recognized in other comprehensive income during the periods. All amounts are shown on a pre-tax basis.

(dollars in thousands)	2024	2023
Net accumulated actuarial net gain	$15,155	$9,745
Accumulated other comprehensive gain	15,155	9,745
Net periodic benefit cost in excess of cumulative employer contributions	(3,611)	(4,126)
Net amount recognized at December 31, balance sheet	$11,544	$5,619
Net actuarial gain arising during period	$6,100	$4,129
Amortization of net actuarial gain	(690)	(640)
Total recognized in other comprehensive income (loss)	$5,410	$3,489
Total recognized in net periodic pension cost and other comprehensive income (loss)	$(5,925)	$(3,818)
Assumptions utilized to determine benefit obligations as of December 31, 2024, 2023, and 2022 and to determine pension expense for the years then ended are as follows:

	2024	2023	2022
Determination of benefit obligation at year end:
Discount rate	5.65%	4.95%	5.10%
Annual rate of compensation increase	4.50%	4.50%	4.50%
Determination of pension expense for year ended:
Discount rate for the service cost	4.95%	5.10%	3.10%
Annual rate of compensation increase	4.50%	4.50%	4.50%
Expected long-term rate of return on plan assets	6.75%	6.75%	6.75%
The assumed overall expected long-term rate of return on pension plan assets used in calculating 2024 pension expense was 6.75%. Determination of the plan's rate of return is based upon historical returns for equities and fixed income indexes. During the past five years, the Company's plan assets have experienced the following annual returns:

(dollars in thousands)	2024	2023	2022	2021	2020
Plan Assets:
Actual rate of return	15.9%	21.1%	(17.0)%	22.1%	19.7%
The rate used in plan calculations may be adjusted by management for current trends in the economic environment. With a traditional investment mix of over half of the plan's investments in equities, the actual return for any one plan year may fluctuate significantly with changes in the stock market. Primarily due to an increase in the discount rate used in the actuarial calculation of plan income, the Company expects to incur $0.8 million of income in 2025 compared to $0.5 million of income in 2024.
Plan Assets
The investment policy of the pension plan is designed for growth in value while minimizing risk to the overall portfolio. The Company diversifies the assets through investments in domestic fixed income securities and domestic and international equity securities. The assets are readily marketable and can be sold to fund benefit payment obligations as they become payable. The Company regularly reviews its policies on the investment mix and may make changes depending on economic conditions and perceived investment mix.
The fair value of the Company's pension plan assets at December 31, 2024 and 2023 by asset category was as follows:

		Fair Value Measurements
(dollars in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2024
Cash equivalents	$3,630	$3,630	$—	$—
U.S government agency obligations	7,536	—	7,536	—
Corporate bonds	975	—	975	—
Mutual funds *	28,191	28,191	—	—
Total	$40,332	$31,821	$8,511	$—
December 31, 2023
Cash equivalents	$1,521	$1,521	$—	$—
U.S government agency obligations	2,587	—	2,587	—
Mutual funds *	32,134	32,134	—	—
Total	$36,242	$33,655	$2,587	$—
*Mutual funds consist of equity securities
The following future benefit payments are expected to be paid:

Year	Pension benefits
(dollars in thousands)
2025	$1,124
2026	1,208
2027	1,345
2028	1,466
2029	1,602
Thereafter	10,036